Chapter 11 - Schedule of Liabilities Subject to Compromise (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reorganizations [Abstract]
Senior under-secured external debt	$ 5,662
Accounts payable and other liabilities	36
Accrued interest on external debt	34
Amount due to related party	503
Liabilities subject to compromise	6,235	$ 0
Interest expense, not recorded due to reorganization	$ 298